NOTES PAYABLE AND OTHER DEBT (Summary of Convertible Notes Payable) (Details) (USD $)	Sep. 30, 2013	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount of convertible notes payable	$ 1,045,000		$ 1,225,000	$ 1,225,000	$ 2,050,000
Unamortized discount	(327,399)		(21,874)	(21,874)	(313,262)
Convertible notes payable, net of discount	717,601		1,203,126	1,203,126	1,736,738
Less: current portion	(240,305)	(3,600,000)	(1,203,126)	(1,203,126)	(370,561)
Convertible notes payable, net of discount, less current portion	$ 477,296				$ 1,366,177